Investment Portfolioas of December 31, 2025 (Unaudited)
DWS Massachusetts Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 97.6%
Massachusetts 92.9%
Attleboro, MA, General Obligation, 4.0%, 2/15/2049	4,000,000	3,745,252
Cambridge, MA, General Obligation, 4.0%, 2/15/2042	2,150,000	2,167,155
Massachusetts, Clean Water Trust, State Revolving Fund:
Series 25B, 5.0%, 2/1/2042	300,000	325,643
Series 25B, 5.0%, 2/1/2043	1,000,000	1,076,734
Series 25B, 5.0%, 2/1/2044	300,000	320,887
Massachusetts, Development Finance Agency Revenue Bond, CHF Merrimack, Inc.:
Series A, 144A, 5.0%, 7/1/2054	1,200,000	1,155,605
Series A, 144A, 5.0%, 7/1/2060	1,100,000	1,045,175
Massachusetts, Development Finance Agency Revenue Bond, NewBridge on the Charles, Inc., Obligated Group:
144A, 5.0%, 10/1/2047	1,000,000	989,266
144A, 5.0%, 10/1/2057	2,000,000	1,923,925
Massachusetts, Development Finance Agency Revenue, Care Communities LLC Obligated Group, Series A-1, 144A, 6.5%, 7/15/2060	1,000,000	992,231
Massachusetts, Development Finance Agency Revenue, President and Fellows of Harvard College:
Series B, 5.0%, 2/15/2033	1,375,000	1,593,278
Series A-2, 5.0% (a), 5/15/2055	1,335,000	1,574,533
Massachusetts, Development Finance Agency Revenue, PRG Medford Properties, Inc., Tufts University Student Housing Project, 5.5%, 6/1/2050	1,000,000	1,073,209
Massachusetts, Development Finance Agency, National Charter School, Equitable School Revenue, Series C, 4.0%, 11/1/2051	3,455,000	2,967,306
Massachusetts, Educational Financing Authority Revenue, Series B, AMT, 5.0%, 7/1/2028	1,750,000	1,816,631
Massachusetts, General Obligation:
Series B, 3.0%, 4/1/2048	2,000,000	1,542,546
Series B, 4.0%, 2/1/2042	1,000,000	1,002,109
Series D, 5.0%, 7/1/2048	5,000,000	5,140,078
Series A, 5.0%, 5/1/2053	4,820,000	4,978,876
Series B, 5.0%, 5/1/2054	1,500,000	1,556,107
Series G, 5.0%, 12/1/2055	2,000,000	2,084,586
Series C, 5.25%, 10/1/2047	2,500,000	2,652,406
Massachusetts, Massachusetts Municipal Wholesale Electric Co., Project 2015A, Series A, 4.0%, 7/1/2051	1,000,000	915,176
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue:
Series A-2, 5.0%, 7/1/2043	4,960,000	5,033,893
Series B, 5.25%, 7/1/2054	1,665,000	1,768,474
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 2.4% (b), 1/7/2026, LOC: TD Bank NA	1,400,000	1,400,000
Massachusetts, State Development Finance Agency Revenue:
Series A, 2.3%, 1/1/2042	978,838	730,777
Series A, 5.0%, 7/1/2044	1,500,000	1,482,872
Massachusetts, State Development Finance Agency Revenue Bond, Southcoast Health System Obligated Group, Series G, 4.0%, 7/1/2046	3,325,000	2,924,909
Massachusetts, State Development Finance Agency Revenue, Bentley University, Series A, 4.0%, 7/1/2039	500,000	505,656

Massachusetts, State Development Finance Agency Revenue, Berklee College of Music, Inc., 5.0%, 10/1/2037	2,000,000	2,021,187
Massachusetts, State Development Finance Agency Revenue, Beth Israel Lahey Health Issue:
Series K, 5.0%, 7/1/2035	750,000	794,404
Series N, 5.5%, 7/1/2050, INS: AG	1,500,000	1,598,841
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series BB2, 4.0%, 10/1/2036	355,000	355,863
Series B-2, 4.0%, 10/1/2048	1,500,000	1,409,282
Massachusetts, State Development Finance Agency Revenue, Brandeis University:
Series S-1, 5.0%, 10/1/2040	665,000	698,779
Series T, 5.0% (a), 10/1/2055	1,125,000	1,283,810
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Homes, Inc.:
4.0%, 12/1/2042	490,000	458,970
5.0%, 12/1/2042	1,050,000	1,062,999
Massachusetts, State Development Finance Agency Revenue, Children's Hospital Corp. Obligated Group, Series T, 5.25%, 3/1/2054	2,000,000	2,110,256
Massachusetts, State Development Finance Agency Revenue, Franklin W Olin College of Engineering, Inc., Series G, 5.25%, 11/1/2051	2,000,000	2,096,872
Massachusetts, State Development Finance Agency Revenue, GingerCare Living, Inc., Obligated Group, Series A, 144A, 5.875%, 12/1/2060	1,000,000	917,050
Massachusetts, State Development Finance Agency Revenue, Lasell Village, Inc.:
5.25%, 7/1/2050	1,000,000	1,008,229
5.25%, 7/1/2055	1,000,000	1,003,576
Massachusetts, State Development Finance Agency Revenue, Loomis Obligated Group:
Series 2021, 4.0%, 1/1/2036	400,000	401,769
144A, 4.0%, 1/1/2051	1,045,000	893,439
Massachusetts, State Development Finance Agency Revenue, Merrimack College:
Series B, 4.0%, 7/1/2042	475,000	423,039
Series B, 4.0%, 7/1/2050	2,825,000	2,309,273
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.0%, 10/1/2042	2,000,000	2,195,644
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series O-1, 4.0%, 7/1/2045	1,000,000	915,472
Series S-1, 5.0%, 7/1/2037	1,405,000	1,451,904
Series D, 5.0%, 7/1/2047	2,000,000	2,073,863
Massachusetts, State Development Finance Agency Revenue, Salem Community Corp.:
5.125%, 1/1/2040	1,020,000	1,024,095
5.25%, 1/1/2050	2,675,000	2,478,039
Massachusetts, State Development Finance Agency Revenue, Seven Hill Foundation, 4.0%, 9/1/2048	1,000,000	861,670
Massachusetts, State Development Finance Agency Revenue, Springfield College, Series A, 4.0%, 6/1/2056	1,895,000	1,430,527
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
5.0%, 7/1/2035	2,225,000	2,244,871
5.0%, 7/1/2036	2,450,000	2,467,589
Massachusetts, State Development Finance Agency Revenue, The Broad Institute, Inc., 5.0%, 4/1/2037	875,000	897,702
Massachusetts, State Development Finance Agency Revenue, Woods Hole Oceanographic Institution:
5.0%, 6/1/2029	1,685,000	1,775,632
5.0%, 6/1/2031	1,845,000	1,942,953
5.0%, 6/1/2032	470,000	494,181
5.0%, 6/1/2048	3,500,000	3,549,640
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute, 5.0%, 9/1/2034	485,000	490,796

Massachusetts, State Educational Financing Authority:
Series B, AMT, 3.0%, 7/1/2035	75,000	75,000
Series B, AMT, 4.25%, 7/1/2032	550,000	561,003
Series B, AMT, 5.0%, 7/1/2030	2,725,000	2,898,670
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 3.625%, 7/1/2038	2,100,000	2,091,702
Massachusetts, State Health & Educational Facilities Authority Revenue, Amherst College, Series J-1, 5.0%, 11/1/2035	500,000	600,510
Massachusetts, State Health & Educational Facilities Authority Revenue, Mass General Brigham, Inc., Series F-3, 2.81% (b), 1/7/2026, LOC: TD Bank NA	2,350,000	2,350,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series J-2, 1.8% (b), 1/2/2026	100,000	100,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Series M, 5.5%, 2/15/2027	1,705,000	1,763,515
Series M, 5.5%, 2/15/2028	1,000,000	1,064,642
Massachusetts, State Housing Finance Agency Revenue:
Series 223, 3.0%, 6/1/2047	2,320,000	2,291,387
Series 215, 4.0%, 12/1/2050	1,330,000	1,344,341
Massachusetts, State Housing Finance Agency, Single Family Housing Revenue:
Series 218, 3.0%, 12/1/2050	720,000	712,940
Series 220, 3.0%, 12/1/2050	1,570,000	1,550,100
Series 222, 3.0%, 6/1/2051	720,000	708,462
Series 224, 5.0%, 6/1/2050	600,000	625,930
Massachusetts, State Port Authority Revenue:
Series A, AMT, 5.0%, 7/1/2034	1,000,000	1,020,849
Series A, AMT, 5.0%, 7/1/2037	5,055,000	5,308,521
Series A, 5.0%, 7/1/2040	3,500,000	3,503,213
Series B, 5.0%, 7/1/2044	2,500,000	2,566,380
Massachusetts, State Port Authority, Special Facilities Revenue, Bosfuel Corp. Project:
Series A, AMT, 4.0%, 7/1/2044	4,000,000	3,723,985
Series A, AMT, 5.0%, 7/1/2033	895,000	948,250
Series A, AMT, 5.0%, 7/1/2034	2,750,000	2,902,509
Series A, AMT, 5.0%, 7/1/2035	1,000,000	1,052,434
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.0%, 8/15/2045	1,400,000	1,457,060
Series A, 5.5%, 2/15/2055	1,000,000	1,082,094
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs, Series A, 5.0%, 6/1/2048	1,500,000	1,522,124
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Project:
Series A, 3.0%, 6/1/2050	3,000,000	2,270,716
Series B, 5.0%, 6/1/2046	1,125,000	1,159,038
Massachusetts, State Water Pollution Abatement Trust, Pool Program, 5.25%, 8/1/2031	4,005,000	4,617,847
Massachusetts, State Water Resources Authority:
Series B, 5.0%, 8/1/2042	1,250,000	1,360,824
Series B, 5.0%, 8/1/2043	620,000	669,212
Series B, 5.25%, 8/1/2031, INS: AG	5,130,000	5,912,093
Series B, 5.25%, 8/1/2032, INS: AG	2,000,000	2,347,042
Massachusetts, Town of Winchester, General Obligation, 4.0%, 3/15/2039	835,000	868,213
Somerville, MA, General Obligation, 4.0%, 5/1/2047	1,000,000	978,611
University of Massachusetts, State Building Authority Revenue, Series 3, 5.0%, 11/1/2037	3,000,000	3,093,814
Worcester, MA, General Obligation, Series A, 5.0%, 1/15/2031, INS: AG	2,205,000	2,209,423
		172,939,965
Guam 2.3%
Guam, Antonio B. Won Pat International Airport Authority Revenue, Series A, AMT, 5.25%, 10/1/2042	600,000	629,499

Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
Series A, 5.0%, 7/1/2041	650,000	686,836
Series A, 5.0%, 7/1/2043	975,000	1,014,482
Series A, 5.0%, 1/1/2046	885,000	903,828
Series A, 5.0%, 1/1/2050	180,000	181,127
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	315,000	321,576
Series A, 5.0%, 10/1/2038	285,000	290,659
Series A, 5.0%, 10/1/2040	200,000	203,314
		4,231,321
Puerto Rico 2.4%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2037	1,000,000	970,366
Series A1, 4.0%, 7/1/2041	622,702	576,395
Series A1, 4.0%, 7/1/2046	1,772,826	1,548,766
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 5.0%, 7/1/2058	1,500,000	1,446,581
		4,542,108
Total Municipal Investments (Cost $185,624,648)		181,713,394

Underlying Municipal Bonds of Inverse Floaters (c) 2.8%
Massachusetts
Massachusetts, Commonwealth Transportation Fund Revenue, Series A, 5.0%, 6/1/2055 (d) (Cost $5,213,995)	5,000,000	5,225,846
Trust: Massachusetts, Commonwealth Transportation Fund Revenue, Series 2025- XM1329, 144A, 14.99%, 6/1/2033, Leverage Factor at purchase date: 4 to 1

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $190,838,643)	100.4	186,939,240
Floating Rate Notes (c)	(2.0)	(3,750,000)
Other Assets and Liabilities, Net	1.6	3,049,789
Net Assets	100.0	186,239,029
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable or floating rate security. These securities are shown at their current rate as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of December 31,
2025. Date shown reflects the earlier of demand date or stated maturity date.

(c)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(d)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
INS: Insured
LOC: Letter of Credit
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$186,939,240	$—	$186,939,240
Total	$—	$186,939,240	$—	$186,939,240

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DMATF-PH3